Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

September 30, 2021

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 62.6%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,149,005	$13,627,170
Janus Henderson Asia Equity Fund - Class N Shares	458,310	5,879,989
Janus Henderson Contrarian Fund - Class N Shares	414,672	13,062,150
Janus Henderson Emerging Markets Fund - Class N Shares	1,605,501	18,896,511
Janus Henderson Enterprise Fund - Class N Shares	82,331	14,491,862
Janus Henderson European Focus Fund - Class N Shares	57,692	2,535,540
Janus Henderson Forty Fund - Class N Shares	212,304	12,606,583
Janus Henderson Global Equity Income Fund - Class N Shares	828,924	5,429,402
Janus Henderson Global Real Estate Fund - Class N Shares	517,864	7,643,608
Janus Henderson Global Research Fund - Class N Shares	55,258	6,023,077
Janus Henderson Global Select Fund - Class N Shares	361,308	7,096,085
Janus Henderson International Managed Volatility Fund - Class N Shares	904,117	8,489,604
Janus Henderson Overseas Fund - Class N Shares	247,769	10,760,586
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	809,404	10,975,448
Janus Henderson Triton Fund - Class N Shares	331,681	13,426,399
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	888,709	11,393,196
		162,337,210
Fixed Income Funds – 37.4%
Janus Henderson Flexible Bond Fund - Class N Shares	929,942	10,350,239
Janus Henderson Global Bond Fund - Class N Shares	5,698,488	56,642,488
Janus Henderson Multi-Sector Income Fund - Class N Shares	2,471,038	24,957,460
Janus Henderson Short-Term Bond Fund - Class N Shares	1,664,952	5,111,403
		97,061,590
Total Investments (total cost $221,808,723) – 100.0%		259,398,800
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(55,942)
Net Assets – 100%		$259,342,858

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 9/30/21
Investment Companies - 100.0%
Equity Funds - 62.6%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$-	$7,424	$-	$(111,132)	$13,627,170
Janus Henderson Asia Equity Fund - Class N Shares	-	(7,486)	-	(647,512)	5,879,989
Janus Henderson Contrarian Fund - Class N Shares	-	512,752	-	(587,045)	13,062,150
Janus Henderson Emerging Markets Fund - Class N Shares	-	(9,778)	-	(2,083,102)	18,896,511
Janus Henderson Enterprise Fund - Class N Shares	-	329,740	-	(183,183)	14,491,862
Janus Henderson European Focus Fund - Class N Shares	-	123,869	-	(109,244)	2,535,540
Janus Henderson Forty Fund - Class N Shares	-	697,249	-	(427,935)	12,606,583
Janus Henderson Global Equity Income Fund - Class N Shares	92,173	(16,150)	-	(216,632)	5,429,402
Janus Henderson Global Real Estate Fund - Class N Shares	40,341	119,844	-	(205,684)	7,643,608
Janus Henderson Global Research Fund - Class N Shares	-	766,666	-	(793,071)	6,023,077
Janus Henderson Global Select Fund - Class N Shares	-	184,125	-	(298,470)	7,096,085
Janus Henderson International Managed Volatility Fund - Class N Shares	-	11,277	-	(100,851)	8,489,604
Janus Henderson Overseas Fund - Class N Shares	-	217,823	-	(398,293)	10,760,586
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	-	(8,755)	-	(419,738)	10,975,448
Janus Henderson Triton Fund - Class N Shares	-	554,960	-	(863,878)	13,426,399
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	-	288,316	-	(153,419)	11,393,196
Total Equity Funds	$132,514	$3,771,876	$-	$(7,599,189)	$162,337,210
Fixed Income Funds - 37.4%
Janus Henderson Flexible Bond Fund - Class N Shares	54,135	141	-	(29,628)	10,350,239
Janus Henderson Global Bond Fund - Class N Shares	205,982	(27,239)	-	(720,306)	56,642,488
Janus Henderson Multi-Sector Income Fund - Class N Shares	218,547	5,154	-	(63,801)	24,957,460
Janus Henderson Short-Term Bond Fund - Class N Shares	12,750	(2)	-	-	5,111,403
Total Fixed Income Funds	$491,414	$(21,946)	$-	$(813,735)	$97,061,590
Total Affiliated Investments - 100.0%	$623,928	$3,749,930	$-	$(8,412,924)	$259,398,800

(1) For securities that were affiliated for a portion of the period ended September 30, 2021, this column reflects amounts for the entire period ended September 30, 2021 and not just the period in which the security was affiliated.

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 100.0%
Equity Funds - 62.6%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	13,349,800	569,540	(188,462)	13,627,170
Janus Henderson Asia Equity Fund - Class N Shares	5,960,424	643,365	(68,802)	5,879,989
Janus Henderson Contrarian Fund - Class N Shares	14,125,732	562,548	(1,551,837)	13,062,150
Janus Henderson Emerging Markets Fund - Class N Shares	19,450,827	1,762,852	(224,288)	18,896,511
Janus Henderson Enterprise Fund - Class N Shares	15,630,870	626,888	(1,912,453)	14,491,862
Janus Henderson European Focus Fund - Class N Shares	2,918,164	114,326	(511,575)	2,535,540
Janus Henderson Forty Fund - Class N Shares	14,068,916	560,305	(2,291,952)	12,606,583
Janus Henderson Global Equity Income Fund - Class N Shares	6,524,368	338,822	(1,201,006)	5,429,402
Janus Henderson Global Real Estate Fund - Class N Shares	8,192,442	380,626	(843,620)	7,643,608
Janus Henderson Global Research Fund - Class N Shares	7,362,080	272,997	(1,585,595)	6,023,077
Janus Henderson Global Select Fund - Class N Shares	7,805,251	306,327	(901,148)	7,096,085
Janus Henderson International Managed Volatility Fund - Class N Shares	7,803,661	876,020	(100,503)	8,489,604
Janus Henderson Overseas Fund - Class N Shares	11,321,456	456,150	(836,550)	10,760,586
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	11,233,448	466,521	(296,028)	10,975,448
Janus Henderson Triton Fund - Class N Shares	15,476,296	588,306	(2,329,285)	13,426,399
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	12,033,925	498,262	(1,273,888)	11,393,196
Fixed Income Funds - 37.4%
Janus Henderson Flexible Bond Fund - Class N Shares	9,145,654	1,351,458	(117,386)	10,350,239
Janus Henderson Global Bond Fund - Class N Shares	51,305,436	6,734,070	(649,473)	56,642,488
Janus Henderson Multi-Sector Income Fund - Class N Shares	21,973,931	3,323,362	(281,186)	24,957,460
Janus Henderson Short-Term Bond Fund - Class N Shares	-	5,159,138	(47,733)	5,111,403

Notes to Schedule of Investments (unaudited)

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$162,337,210	$-	$-
Fixed Income Funds	97,061,590	-	-
Total Assets	$259,398,800	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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